Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s consolidated financial statements include the accounts of the Company and the Subsidiary. The Subsidiary is the only entity with operational activity, and therefore no intercompany transactions exist with the Company which would require elimination.

Capital Structure Change

On June 2, 2016, the board of directors of the Company (the “Board of Directors”) adopted resolutions approving and recommending to the Company’s shareholders to approve a proposal to amend the Company’s Amended and Restated Certificate of Incorporation to effect a reverse split of outstanding shares of common stock of the Company, which was subsequently approved by the Company’s shareholders, and the ratio was set by the Board of Directors at 1:15 (the “July Reverse Stock Split”). The July Reverse Stock Split became effective on July 27, 2016. As a result of the July Reverse Stock Split, the Company’s historical financial statements have been revised to reflect share counts and per share data as if the July Reverse Stock Split had been in effect for all periods presented.

Going Concern

In August 2014, the FASB issued ASU 2014-15, “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” The amendments provide guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. The standard is effective for the Company’s year ended December 31, 2016 and interim periods thereafter. The Company has adopted this new accounting standard as of December 31, 2016, which requires the Company to evaluate whether there is substantial doubt regarding the Company’s ability to continue as a going concern for one year from the date that these financial statements were available to be issued.

The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. From inception to December 31, 2016, the Company has accumulated a deficit of $84.5 million, and, as of December 31, 2016, current liabilities exceeded current assets by $8.3 million. The Company believes, based on its current cash flow forecast, it will have enough cash to continue operations through March 31, 2017. If the Company is able to complete an underwritten public offering, the Company believes that it will have sufficient cash to continue operations through February 24, 2018.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the following sources:

●	up-front implementation fees;

●	professional service fees; and

●	recurring revenue, comprising of monthly hosting/maintenance fee, monthly user fees and transaction fees.

The Company commences revenue recognition for fees earned on its solutions and services when all of the following criteria are met:

●	there is persuasive evidence of an arrangement;

●	the service has been or is being provided to the client;

●	collection of the fees is reasonably assured; and

●	the amount of fees to be paid by the client is fixed or determinable.

Up-Front Implementation Fees

The up-front implementation fees are recognized over the term of the contract or expected life of the contract where no contractual term exists. Generally, client agreements are entered into for 12 to 36 months. A majority of the implementation service component of the arrangement with clients is performed within 120 days of entering into a contract with the customer.

Professional Services Fee

Fees from professional services may include fees charged for consulting, implementation services, client customization services, development of interfaces requested by the Company’s clients, assistance with software design and development and third-party application integration of the Company’s solutions with its client’s applications, dedicated client support services, advisory services to clients who choose to develop their own interfaces and applications, and additional marketing support services requested by the Company’s clients. Professional services are typically performed within three to six months of entering into an arrangement with the customer. Professional services are typically sold on a fixed-fee basis, but are also offered on a time-and-material basis. Revenue for time-and-material arrangements is recognized as the services are performed. Revenue for professional services is recognized under a percent of completion method matching the revenue with the costs of the computer programmer’s time. The Company uses internal milestones to estimate the costs and related percent of completion. Professional services are not considered essential to the functionality of the Company’s SaaS solutions. For the Company’s RDC solutions, the Company also includes in this category revenues from the sale of scanning and related equipment.

In determining whether professional services can be accounted for separately from other services, the Company considers the availability of the professional services from other vendors, the nature of professional services and whether the Company sells its solutions to new clients without professional services.

Recurring Revenue

Recurring revenue is billed on a monthly basis, and includes hosting/maintenance fees charged to the Company’s clients, user fees charged per customer, and transaction fees based on client’s customer transactions. Recurring revenue arises only after the client has implemented one of the Company’s solutions, whether RDC, Select Mobile Money, Select Mobile NowPay or Select Mobile Account Opening. Recurring revenue varies depending on the specific solution deployed, the fee arrangement negotiated with the client, the number of client customers that use the application (and, in the case of the Company’s prepaid mobile money application, the type of service used), and the volume of monthly user transactions.

Recurring revenue is recognized monthly based on the terms of the specific client agreement, commencing on the date the service is provisioned to the client, provided the four revenue recognition criteria have been satisfied. Hosting/maintenance fees and user fees are recognized on a monthly basis as earned under the terms of the client agreement provided the four revenue recognition criteria have been satisfied. Transaction volume fees are recognized as transactions are processed provided the four revenue recognition criteria have been satisfied.

Multiple Element Arrangement

The Company enters into multiple element arrangements in which a client may purchase a solution and professional services. For arrangements with multiple deliverables, the Company evaluates whether the individual deliverables qualify as separate units of accounting. In order to treat deliverables in a multiple element arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. If the deliverables have standalone value upon delivery, the Company accounts for each deliverable separately and revenue is recognized for the respective deliverables as they are delivered. If one or more of the deliverables does not have standalone value upon delivery, the deliverables that do not have standalone value are combined with the final deliverable within the arrangement and treated as a single unit of accounting.

The Company determines the selling price for each element based on the selling price hierarchy of: (i) vendor-specific objective evidence of fair value, or VSOE, (ii) third-party evidence, or TPE, and (iii) estimated selling price, or ESP. The Company is unable to establish VSOE for any of its services, as the Company has not historically priced its solutions or services with sufficient consistency. The Company is unable to establish TPE, as the Company does not have sufficient information regarding pricing of third-party solutions and professional services similar to its offerings. As a result, the Company has developed estimates of selling prices based on margins established by the Company’s senior management as the targets in its selling and pricing strategies after considering the nature of the services, the economic and competitive environment, and the nature and magnitude of the costs incurred. The amount of arrangement fee allocated to a single unit of accounting is limited by any contingent revenue, if applicable.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of billings and payments received in advance of revenue recognition from any of the solutions and services the Company offers as described above and is recognized as the revenue recognition criteria are met. The Company typically invoices its clients on a monthly basis and, in certain limited cases, on an annual basis. Accordingly, the deferred revenue balance does not represent the total contract value of the Company’s multi-year client agreements. Deferred revenue also includes certain deferred professional services fees, which are recognized in accordance with the Company’s revenue recognition policy. The portion of deferred revenue the Company expects to recognize during the succeeding 12-month period is recorded as current deferred revenue, and the remaining portion is recorded as non-current.

Cost of Revenue

Cost of Revenue

Cost of revenue primarily consists of costs related to developing, implementing, hosting and supporting the Company’s cloud-based solutions and services, including the Company’s RDC solutions and prepaid mobile money solutions, providing client support, data communications expense, salaries and benefits and non-cash stock compensation expense of operations and support personnel, software development fees, software license fees, amortization expense associated with acquired developed technology assets, and property and equipment depreciation of fixed assets used in the generation of revenue. Cost of revenue also includes the cost of professional services the Company procures externally, including for the services the Company procures from its external programming consultants in Toronto, Canada. These external programming consultants are dedicated primarily to the Company’s prepaid mobile money solutions and other select development projects. The Company does not track or allocate cost of revenues to the different solutions or services the Company sells to specific revenue sources, except for the cost of professional services the Company incurs externally including for the services the Company procures from the external programming consultants in Toronto, Canada.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents are maintained at more than one financial institution and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances and does not believe it is exposed to any significant credit risk on cash and cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts due from customers. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded when received. The allowance for doubtful accounts was approximately $11,000 and $10,000 as of December 31, 2016 and 2015, respectively. Accounts receivable collectible within one year from the balance sheet date are recognized as current assets within the consolidated balance sheets while accounts receivable that are collectible after one year from the balance sheet date are recognized as other assets within the consolidated balance sheets. As of December 31, 2016, one customer represented approximately 42.8% of the Company’s total receivables, for which the Company has not recorded a reserve due to the Company’s historical experience with this customer. If amounts due from this customer become uncollectible in the future, the Company’s operations would be materially impacted.

Property and Equipment

Property and Equipment

Depreciation and amortization is computed using the straight-line method over the following estimated useful lives:

Computer and Data Center Equipment	3 years
Purchased and Acquired software	3 years
Leasehold Improvements	3-5 years, or lease term if less
Furniture and fixtures	7 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is reported.

Goodwill

Goodwill

Goodwill represents the excess purchase price over the appraised value of the portion of identifiable assets that were acquired from DeviceFidelity, completed in March 2014. Goodwill is not amortized but is reviewed at least annually for impairment, or between annual dates if circumstances change that would more likely than not cause impairment. The Company’s management performs its annual impairment test at the close of each fiscal year, and considers several factors in evaluating goodwill for impairment, including the Company’s current financial position and results of operations, general economic and industry conditions and legal and regulatory conditions. See Note 9 “Goodwill and Finite Lived Intangible Assets.”

Impairment of Long-lived Assets, Including License Agreements

Impairment of Long-lived Assets, Including License Agreements

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. See Note 9 “Goodwill and Finite Lived Intangible Assets.”

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs are capitalized and amortized into interest expense over the lives of the related debt agreements. In the event debt is converted or paid prior to maturity, any unamortized issuance costs related to such debt are charged to expense at the time of conversion or payment prior to maturity.

In April 2015, the Financial Accounting Standards Board issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which changed the presentation of debt issuance costs in financial statements to present such costs as a direct deduction from the related debt liability rather than as an asset. This ASU became effective for public companies during interim and annual reporting periods beginning after December 15, 2015. The Company adopted this ASU in 2016 on a retrospective basis.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred and are included in sales and marketing expense on the accompanying consolidated statements of operations. During the years ended December 31, 2016 and 2015, advertising costs totaled approximately $60,000 and $65,000, respectively.

Deferred Commissions

Deferred Commissions

The Company capitalizes commission costs paid to internal sales associates that are incremental and directly related to the acquisition of client contracts. Commission costs are capitalized and amortized over the term of the related client contract.

Net Loss Per Common Share

Net Loss Per Common Share

Basic and diluted net loss per common share for all periods presented is computed by dividing the net loss attributable to common shareholders by the weighted-average number of common shares outstanding and common share equivalents outstanding, when dilutive. Potentially dilutive common share equivalents include common shares which would potentially be issued pursuant to stock warrants, stock options, convertible preferred stock and convertible note agreements. Common share equivalents are not included in determining the fully diluted loss per share if their effect is antidilutive.

The following table reflects the amounts used in determining loss per share:

	Year Ended
(In thousands, except share and per share data)	December 31, 2016	December 31, 2015

Net loss	$(15,167)	$(18,252)
Less: Cumulative unpaid preferred stock dividends	(480)	(260)
Net loss attributable to common shareholders	$(15,647)	$(18,512)
Weighted average common shares outstanding	1,863,087	1,181,157
Net loss per common share – basic and diluted	$(8.40)	$(15.67)

The following potential common shares were excluded from the calculation of diluted loss per share from continuing operations and diluted net loss per share attributable to common shareholders because their effect would have been anti-dilutive for the periods presented:

	As of
	December 31, 2016	December 31, 2015

Convertible Preferred Stock	687,636	629,955
Stock Options	225,231	166,634
Warrants	2,895,685	1,149,116
	3,808,552	1,945,705

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company uses fair value measurements to record fair value adjustments for certain financial instruments and to determine fair value disclosures. Instruments issued with price protection features are recorded at fair value on a recurring basis. The Company considers the carrying value of cash and cash equivalents, accounts receivable and accounts payable to approximate fair value due to the short maturity of these instruments. With respect to the determination of fair values of financial instruments, there are the following three levels of inputs:

Level 1 Inputs – Quoted prices for identical instruments in active markets.

Level 2 Inputs – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs – Instruments with primarily unobservable value drivers.

The instruments that are carried at fair value are valued using level 3 inputs utilizing the Black-Scholes option pricing model or a Monte Carlo simulation, depending on the instrument. The conversion features that are carried at fair value are valued by a third-party valuation specialist. There were no transfers into or out of level 3 of the fair value hierarchy during the year ended December 31, 2016.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect certain reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. Significant estimates include the Company’s ability to continue as a going concern, the allowance for doubtful accounts, assumptions used to value stock options and warrants, conversion feature liabilities, conversion incentive and share purchase price adjustments.

Research and Development Costs	Research and Development Costs The Company considers those costs incurred in developing new processes and solutions to be research and development costs and they are expensed as incurred.
Income Taxes

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. The Company recognizes deferred tax liabilities or assets for the expected future tax consequences of temporary differences between the book and tax basis of assets and liabilities. The Company regularly assesses the likelihood that its deferred tax assets will be recovered from future taxable income. The Company considers projected future taxable income and ongoing tax planning strategies in assessing the amount of the valuation allowance necessary to offset the Company’s deferred tax assets that will not be recoverable. The Company has recorded and continues to carry a full valuation allowance against its gross deferred tax assets that will not reverse against deferred tax liabilities within the scheduled reversal period. If the Company determines in the future that it is more likely than not that the Company will realize all or a portion of its deferred tax assets, the Company will adjust its valuation allowance in the period in which the Company makes that determination. The Company expects to provide a full valuation allowance on its future tax benefits until the Company can sustain a level of profitability that demonstrates its ability to realize these assets.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period’s presentation. These reclassifications did not have an impact on reported net loss for any of the periods presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers.” The core principle of the ASU is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration, or payment, to which the company expects to be entitled in exchange for those goods or services. The ASU may also result in enhanced disclosures about revenue. For public entities, the ASU was to be effective for annual reporting periods beginning after December 15, 2016. On July 9, 2015, the FASB voted to allow a one year deferral of the effective date to annual reporting periods beginning after December 15, 2017. The deferral permits early adoption, but does not allow adoption any earlier than the original effective date of the standard. The Company has not yet selected a transition method and is currently evaluating the impact this standard will have on the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities,” which requires that most equity instruments be measured at fair value, with subsequent changes in fair value recognized in net income. The pronouncement also impacts the financial liabilities under the fair value option and the presentation and disclosure requirements for financial instruments. The ASU does not apply to equity method investments or investments in consolidated subsidiaries. The revised guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted and amendments to be applied as a cumulative-effect adjustment to the balance sheet in the year of adoption. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

In February 2016, the FASB issued ASU 2016-02 “Leases,” which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new guidance requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months, regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases. The new standard supersedes the previous leasing standard. The standard is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

In March 2016, the FASB issued ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting.” This ASU affects entities that issue share-based payment awards to their employees. The ASU is designed to simplify several aspects of accounting for share-based payment award transactions, which include the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and forfeiture rate calculations. The revised guidance is effective for reporting periods beginning after December 15, 2016. Early adoption is permitted in any interim or annual period. The Company does not believe that this ASU will have a material impact on its consolidated financial statements and disclosures.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses,” which introduces new guidance for the accounting for credit losses on instruments within its scope. The new guidance introduces an approach based on current expected credit losses (“CECL”) on certain types of financial instruments and expands disclosure requirements regarding an entities assumptions, models and methods for estimating CECL. Generally, the CECL and subsequent changes to the estimate will be reported in current earnings through an allowance on the consolidated balance sheets. The revised guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for reporting periods beginning after December 15, 2018. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows,” which is intended to reduce diversity in practice in how certain cash receipts and cash payments are presented and classified in the consolidated statements of cash flows by providing guidance on eight specific cash flow issues. The revised guidance is effective for fiscal years beginning after December 15, 2017, including for interim periods within those fiscal years, and is to be applied retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.

In January 2017, the FASB issued ASU 2017-04, “Intangibles-Goodwill and Other (Topic 350),” which simplifies the test for goodwill impairment by eliminating step 2 of the goodwill impairment test. Instead, an entity should perform its annual or interim impairment test by comparing the fair value of a reporting unit to its carrying amount, and should recognize an impairment charge in the amount by which the carrying amount of the reporting unit exceeds its fair value. The revised guidance is effective for fiscal years beginning after December 15, 2019, including for interim periods within those fiscal years, and is to be applied prospectively. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of the ASU on its consolidated financial statements and disclosures.